Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Plant and Equipment, Useful Life

The estimated useful lives of property and equipment are as follows:

Buildings	10 - 30 years
Furniture and fixtures	3 - 10 years
Vineyards	7 - 20 years
Machinery and equipment	3 - 20 years
Leasehold improvements	3 - 5 years
Computer hardware and software	3 - 5 years

Schedule of Long-lived Assets by Geographic Areas

The following summarizes key financial metrics associated with the Company’s continuing operations (these financial metrics are immaterial for the Company’s operations in the United Kingdom):

	As of
	December 31,
	2019	2018
Assets - Argentina	$5,020,787	$5,151,626
Assets - U.S.	899,573	495,865
Total Assets	$5,920,360	$5,647,491

Liabilities - Argentina	$2,373,203	$4,440,345
Liabilities - U.S.	3,547,731	2,277,569
Total Liabilities	$5,920,934	$6,717,914

Schedule of Revenue from External Customers by Geographic Areas
	For the Years Ended
	December 31,
	2019	2018
Revenues - Argentina	$1,272,772	$3,099,608
Revenues - U.S.	11,665	-
Total Revenues	$1,284,437	$3,099,608

Net loss - Argentina	$(1,559,766)	$(499,101)
Net loss - U.S.	(5,397,049)	(5,179,317)
Total Net Loss	$(6,956,815)	$(5,678,418)

Schedule of Revenue Recognized Multiple-Deliverable Arrangements

The following table summarizes the revenue recognized in the Company’s condensed consolidated statements of operations:

	For The Three Months Ended		For The Nine Months Ended
	September 30,		September 30,
	2020	2019	2020	2019

Hotel rooms and events	$2,946	$140,778	$212,708	$508,134
Restaurants	22,331	38,954	87,711	136,735
Winemaking	23,212	29,069	45,099	131,949
Golf, tennis and other	11,739	13,870	128,279	155,081
Clothes and accessories	-	-	749	-
Real estate sales	-	8,560	-	8,560
Total revenues	$60,228	$231,231	$474,546	$940,459

The following table summarizes the revenue recognized in the Company’s consolidated statements of operations:

	For the Years Ended
	December 31,
	2019	2018
Real estate sales	$-	$1,467,714
Hotel rooms and events	740,284	882,213
Restaurants	169,600	277,652
Winemaking	180,692	315,741
Golf, tennis and other	182,196	156,288
Clothes and accessories	11,665	-
Total revenues	$1,284,437	$3,099,608

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following securities are excluded from the calculation of weighted average dilutive common shares because their inclusion would have been anti-dilutive:

	September 30,
	2020		2019

Options	9,209,586		9,631,890
Warrants	8,061,227		627,404
Series B convertible preferred stock	9,010,700		9,026,700
Convertible debt	3,785,047	[1]	-	[2]
Total potentially dilutive shares	30,066,560		19,285,994

[1] As of September 30, 2020, certain of the convertible notes had variable conversion prices and the potentially dilutive shares were estimated based on market conditions. See Note 9 – Convertible Debt Obligations.

[2] As of September 30, 2019, all notes are past their maturity date and no longer convertible. See Note 8 – Debt Obligations.

The following securities are excluded from the calculation of weighted average dilutive common shares because their inclusion would have been anti-dilutive:

	For the Years Ended
	December 31,
	2019	2018
Options	9,550,640	9,499,265
Warrants	566,742	1,229,630
Series B convertible preferred stock	9,026,700	9,026,700
Convertible debt	-	4,631,356
Total potentially dilutive shares	19,144,082	24,386,951